One Post Office Square
Boston, MA 02109
November 5, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Putnam International Equity Fund (Reg. No. 33- 37214) (811- 06190) (the “Fund”) Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 2009.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam International Equity Fund

/s/ Charles E. Porter
By:

Charles E. Porter
Executive Vice President, Associate
Treasurer, Principal Executive Officer and
Compliance Liaison

cc: Ropes and Gray, LLP